Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
March 31, 2022
IBI-NPRT1-0522
1.9896129.102
Nonconvertible Bonds - 29.3%
		Principal Amount (a)	Value ($)
Australia - 0.9%
New South Wales Treasury Corp.:
1% 2/8/24	AUD	1,099,000	807,982
1.25% 3/20/25 (Reg. S)	AUD	803,000	579,675
2% 3/20/31	AUD	1,106,000	752,879
3% 4/20/29 (Reg. S)	AUD	860,000	642,300
Western Australia Treasury Corp.:
2.5% 7/23/24	AUD	1,531,000	1,152,864
3% 10/21/26	AUD	1,842,000	1,389,244
TOTAL AUSTRALIA			5,324,944
Austria - 0.1%
Autobahn Schnell AG 0.625% 9/15/22 (Reg. S)	EUR	130,000	144,400
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/31	EUR	300,000	299,305
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	88,266
TOTAL AUSTRIA			531,971
Bailiwick of Jersey - 0.0%
Heathrow Funding Ltd. 3.661% 1/13/33	CAD	215,000	160,794
Belgium - 0.1%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	53,982
2% 3/17/28 (Reg. S)	EUR	32,000	36,936
2.25% 5/24/29 (Reg. S)	GBP	53,000	67,712
3.7% 4/2/40 (Reg. S)	EUR	131,000	174,043
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	104,656
KBC Group NV 0.5% 12/3/29 (b)	EUR	100,000	106,231
TOTAL BELGIUM			543,560
Canada - 3.2%
407 International, Inc.:
2.84% 3/7/50	CAD	73,000	47,573
3.65% 9/8/44	CAD	295,000	222,576
Altalink LP 3.717% 12/3/46	CAD	338,000	265,977
Bank of Montreal 3.19% 3/1/28	CAD	65,000	51,493
Bank of Nova Scotia:
0.25% 1/11/24 (Reg. S)	EUR	797,000	878,816
1.375% 12/5/23 (Reg. S)	GBP	134,000	173,704
3.1% 2/2/28	CAD	85,000	67,019
Bell Canada 4.45% 2/27/47	CAD	40,000	30,979
Canada Housing Trust No. 1:
1.6% 12/15/31 (c)	CAD	320,000	227,951
1.9% 9/15/26 (c)	CAD	480,000	370,911
Canadian Imperial Bank of Commerce:
0.01% 4/30/29 (Reg. S)	EUR	3,019,000	3,076,027
1.7% 7/15/26	CAD	498,000	369,436
2.43% 6/9/23	CAD	91,000	72,473
Canadian National Railway Co. 3.6% 8/1/47	CAD	229,000	172,044
Choice Properties REIT 4.178% 3/8/28	CAD	128,000	102,957
CI Financial Corp. 3.759% 5/26/25	CAD	513,000	409,838
CPPIB Capital, Inc. 1.25% 12/7/27 (Reg. S)	GBP	544,000	687,827
CU, Inc. 3.548% 11/22/47	CAD	280,000	210,915
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	218,489
Enbridge Pipelines, Inc. 4.13% 8/9/46	CAD	766,000	552,324
EPCOR Utilities, Inc. 3.554% 11/27/47	CAD	571,000	430,546
Fairfax Financial Holdings Ltd. 4.7% 12/16/26	CAD	234,000	191,763
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	516,000	357,013
Hydro One, Inc.:
0.71% 1/16/23	CAD	127,000	100,399
1.69% 1/16/31	CAD	417,000	286,101
3.02% 4/5/29	CAD	30,000	23,318
Hydro-Quebec 5% 2/15/50	CAD	50,000	52,487
Inter Pipeline Ltd. 4.232% 6/1/27	CAD	1,526,000	1,215,173
Keyera Corp. 3.959% 5/29/30	CAD	991,000	756,883
Magna International, Inc. 1.9% 11/24/23	EUR	2,002,000	2,258,094
Manulife Bank of Canada 2.844% 1/12/23	CAD	549,000	442,169
North West Redwater Partnership/NWR Financing Co. Ltd. 4.35% 1/10/39	CAD	641,000	511,800
Ontario Power Generation, Inc. 2.893% 4/8/25	CAD	390,000	308,784
Pembina Pipeline Corp.:
3.62% 4/3/29	CAD	80,000	61,653
4.74% 1/21/47	CAD	522,000	395,487
PSP Capital, Inc. 3.29% 4/4/24	CAD	520,000	422,006
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	858,544
0.625% 9/10/25 (Reg. S)	EUR	756,000	828,432
2.609% 11/1/24	CAD	102,000	80,080
2.949% 5/1/23	CAD	284,000	228,822
Shaw Communications, Inc. 2.9% 12/9/30	CAD	1,048,000	744,938
TELUS Corp. 3.95% 2/16/50	CAD	33,000	23,185
The Toronto-Dominion Bank:
1.943% 3/13/25	CAD	252,000	193,210
2.496% 12/2/24	CAD	60,000	46,992
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	22,271
4.18% 7/3/48	CAD	33,000	23,409
4.35% 6/6/46	CAD	546,000	401,576
TOTAL CANADA			19,474,464
China - 7.2%
Agricultural Development Bank of China:
2.99% 8/11/26	CNY	31,790,000	5,027,484
3.52% 5/24/31	CNY	31,410,000	5,090,499
China Development Bank:
3.34% 7/14/25	CNY	49,780,000	7,986,536
3.41% 6/7/31	CNY	2,540,000	408,205
3.48% 1/8/29	CNY	62,240,000	10,027,441
3.5% 11/4/46	CNY	820,000	128,270
3.68% 2/26/26	CNY	18,470,000	2,994,892
3.7% 10/20/30	CNY	17,030,000	2,787,835
3.8% 1/25/36	CNY	550,000	90,766
Export-Import Bank of China:
3.22% 5/14/26	CNY	50,670,000	8,082,673
3.38% 7/16/31	CNY	8,990,000	1,441,623
TOTAL CHINA			44,066,224
Denmark - 0.1%
KommuneKredit 0% 9/8/22 (Reg. S)	EUR	406,000	449,927
ORSTED A/S 2.5% 5/16/33 (Reg. S)	GBP	104,000	133,975
TOTAL DENMARK			583,902
Finland - 0.1%
Nordea Mortgage Bank PLC 1% 11/5/24 (Reg. S)	EUR	180,000	200,895
OP Mortgage Bank PLC 1% 11/28/24 (Reg. S)	EUR	170,000	189,595
TOTAL FINLAND			390,490
France - 2.3%
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	570,477
AXA SA 3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	116,383
Banque Federative du Credit Mutuel SA:
0.875% 12/7/27 (Reg. S)	GBP	200,000	238,391
1.25% 5/26/27 (Reg. S)	EUR	100,000	109,725
BNP Paribas SA:
1.25% 7/13/31 (Reg. S)	GBP	100,000	111,461
2% 5/24/31 (Reg. S) (b)	GBP	200,000	246,008
3.375% 1/23/26 (Reg. S)	GBP	550,000	733,507
BPCE SA:
0.25% 1/15/26 (Reg. S)	EUR	100,000	107,177
1% 1/14/32 (Reg. S)	EUR	200,000	202,034
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	600,000	628,372
0% 11/25/30 (Reg. S)	EUR	900,000	904,575
0% 5/25/31 (Reg. S)	EUR	300,000	300,163
0.125% 10/25/23 (Reg. S)	EUR	300,000	331,991
Caisse Francaise de Finance:
0.125% 6/30/31 (Reg. S)	EUR	1,200,000	1,197,851
0.125% 2/15/36 (Reg. S)	EUR	900,000	832,677
Credit Agricole Home Loan SFH 1.5% 9/28/38	EUR	300,000	334,488
Credit Agricole SA:
1.125% 7/12/32 (Reg. S)	EUR	300,000	307,930
1.874% 12/9/31 (b)	GBP	200,000	243,698
2.625% 3/17/27 (Reg. S)	EUR	107,000	122,472
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	111,035
0.625% 1/17/26 (Reg. S)	EUR	500,000	547,000
0.75% 1/25/23 (Reg. S)	EUR	100,000	111,450
EDF SA 2% 12/9/49 (Reg. S)	EUR	200,000	200,709
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	432,770
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	110,573
0.125% 3/25/25 (Reg. S)	EUR	200,000	218,095
0.25% 3/29/30 (Reg. S)	EUR	100,000	103,388
0.625% 5/25/26 (Reg. S)	EUR	200,000	220,098
0.75% 11/25/24	EUR	200,000	222,549
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	45,357
1.625% 5/26/26 (Reg. S)	EUR	37,000	39,192
RTE EdF Transport SA 0% 9/9/27 (Reg. S)	EUR	100,000	102,649
Societe du Grand Paris EPIC:
0% 11/25/30 (Reg. S)	EUR	200,000	201,508
1.7% 5/25/50 (Reg. S)	EUR	500,000	560,869
Societe Generale 1.25% 12/7/27	GBP	300,000	351,972
Societe Generale SFH 0.25% 9/11/23 (Reg. S)	EUR	100,000	110,697
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	318,741
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	200,000	207,937
0.25% 11/25/29 (Reg. S)	EUR	600,000	625,605
0.25% 7/16/35 (Reg. S)	EUR	400,000	382,331
0.875% 5/25/28 (Reg. S)	EUR	400,000	440,909
1.25% 10/21/27 (Reg. S)	EUR	100,000	112,722
1.5% 4/20/32 (Reg. S)	EUR	100,000	113,746
Unibail-Rodamco 1% 2/27/27 (Reg. S)	EUR	600,000	651,444
TOTAL FRANCE			14,182,726
Germany - 2.4%
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	303,919
Berlin Hannoversche Hypothekenbank AG:
0.25% 5/30/23 (Reg. S)	EUR	108,000	119,856
0.25% 5/19/33 (Reg. S)	EUR	1,020,000	1,007,273
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	25,654
Commerzbank AG:
0.01% 3/11/30	EUR	53,000	53,602
0.5% 12/4/26 (Reg. S)	EUR	58,000	61,733
1.25% 1/9/34	EUR	58,000	63,624
Deutsche Bahn Finance BV 1.375% 7/7/25 (Reg. S)	GBP	28,000	36,031
Deutsche Bank AG:
1.625% 1/20/27 (Reg. S)	EUR	300,000	322,841
2.625% 12/16/24 (Reg. S)	GBP	200,000	258,618
Deutsche Borse AG 0.125% 2/22/31 (Reg. S)	EUR	100,000	99,076
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	80,152
E.ON AG:
0.25% 10/24/26 (Reg. S)	EUR	69,000	72,844
0.875% 10/18/34 (Reg. S)	EUR	117,000	115,347
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	100,000	95,272
KfW:
0% 6/30/23 (Reg. S)	EUR	173,000	191,895
0% 9/30/26 (Reg. S)	EUR	273,000	293,114
0% 9/15/28 (Reg. S)	EUR	442,000	464,191
0% 9/17/30 (Reg. S)	EUR	261,000	266,300
0.01% 5/5/27 (Reg. S)	EUR	38,000	40,493
0.05% 9/29/34 (Reg. S)	EUR	1,224,000	1,178,752
0.125% 6/7/23	EUR	1,609,000	1,787,186
0.625% 2/22/27	EUR	283,000	311,463
0.875% 9/15/26 (Reg. S)	GBP	43,000	54,259
1.25% 8/28/23	NOK	380,000	42,725
1.25% 12/29/23 (Reg. S)	GBP	2,616,000	3,410,845
1.375% 12/9/24 (Reg. S)	GBP	151,000	196,139
1.375% 2/2/28	SEK	310,000	32,011
1.5% 7/24/24	AUD	82,000	59,955
2.9% 6/6/22	AUD	364,000	273,572
3.2% 9/11/26	AUD	118,000	88,441
Land Niedersachsen 1.125% 9/12/33 (Reg. S)	EUR	70,000	76,788
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	43,413
0.875% 12/15/26 (Reg. S)	GBP	19,000	23,871
1.375% 9/8/25 (Reg. S)	GBP	1,512,000	1,956,803
2.6% 3/23/27 (Reg. S)	AUD	60,000	43,535
Mercedes-Benz Group AG:
1.125% 8/8/34 (Reg. S)	EUR	27,000	27,412
1.5% 7/3/29 (Reg. S)	EUR	44,000	48,793
Muenchener Hypothekenbank eG 0.5% 12/11/24 (Reg. S)	GBP	200,000	253,285
NRW.BANK 1% 6/15/22 (Reg. S)	GBP	300,000	394,221
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	39,233
0.85% 5/22/34 (Reg. S)	EUR	102,000	106,654
Volkswagen Financial Services AG:
1.5% 10/1/24 (Reg. S)	EUR	36,000	40,056
2.5% 4/6/23	EUR	35,000	39,550
3.375% 4/6/28 (Reg. S)	EUR	32,000	37,824
Vonovia SE 1% 6/16/33 (Reg. S)	EUR	400,000	385,418
TOTAL GERMANY			14,924,039
Ireland - 0.2%
Johnson Controls International PLC 1.375% 2/25/25	EUR	1,296,000	1,441,287
Italy - 0.2%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	123,762
Intesa Sanpaolo SpA:
0.875% 6/27/22 (Reg. S)	EUR	100,000	110,874
2.125% 5/26/25 (Reg. S)	EUR	323,000	365,890
Snam Rete Gas SpA 0% 5/12/24 (Reg. S)	EUR	110,000	119,903
UniCredit SpA 2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	537,634
TOTAL ITALY			1,258,063
Japan - 0.0%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	164,099
Luxembourg - 1.4%
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,553,000	1,703,929
CK Hutchison Group Telecom Finance SA 0.375% 10/17/23 (Reg. S)	EUR	887,000	975,356
DH Europe Finance II SARL:
0.2% 3/18/26	EUR	2,894,000	3,076,924
0.75% 9/18/31	EUR	456,000	462,248
1.35% 9/18/39	EUR	192,000	190,119
European Financial Stability Facility 1.25% 5/24/33 (Reg. S)	EUR	299,000	334,100
Medtronic Global Holdings SCA:
0.25% 7/2/25	EUR	100,000	108,164
1.75% 7/2/49 (Reg. S)	EUR	1,527,000	1,514,437
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	33,450
Whirlpool EMEA Finance SARL 0.5% 2/20/28	EUR	170,000	173,016
TOTAL LUXEMBOURG			8,571,743
Mexico - 0.1%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	105,127
1.5% 3/10/24	EUR	100,000	111,925
2.125% 3/10/28	EUR	200,000	224,887
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	102,743
TOTAL MEXICO			544,682
Multi-National - 0.0%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	181,644
Netherlands - 1.5%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	195,343
0.6% 1/15/27 (Reg. S)	EUR	300,000	319,954
1.375% 1/12/37 (Reg. S)	EUR	400,000	439,215
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	186,843
Bank Nederlandse Gemeenten NV:
0.75% 1/24/29 (Reg. S)	EUR	2,004,000	2,182,230
1% 6/17/22 (Reg. S)	GBP	262,000	344,283
2.25% 8/30/22	EUR	140,000	156,575
3.3% 7/17/28 (Reg. S)	AUD	97,000	71,868
BAT Netherlands Finance BV 3.125% 4/7/28 (Reg. S)	EUR	100,000	111,620
BMV Finance NV:
0.125% 7/13/22 (Reg. S)	EUR	457,000	506,179
0.625% 10/6/23 (Reg. S)	EUR	32,000	35,536
1.5% 2/6/29 (Reg. S)	EUR	86,000	95,967
Daimler International Finance BV:
0.375% 11/8/26 (Reg. S)	EUR	23,000	24,534
1.375% 6/26/26 (Reg. S)	EUR	44,000	49,107
2.625% 4/7/25 (Reg. S)	EUR	472,000	546,534
E.ON International Finance BV 1.5% 7/31/29 (Reg. S)	EUR	34,000	37,383
ENEL Finance International NV 0.375% 6/17/27 (Reg. S)	EUR	100,000	104,419
ING Groep NV:
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	441,310
3% 2/18/26 (Reg. S)	GBP	100,000	131,640
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	111,326
Nationale-Nederlanden Bank NV 1% 9/25/28 (Reg. S)	EUR	700,000	767,811
Nederlandse Waterschapsbank NV:
0.75% 10/4/41 (Reg. S)	EUR	748,000	744,100
3.3% 5/2/29 (Reg. S)	AUD	40,000	29,525
Rabobank Nederland:
0.25% 10/30/26 (Reg. S)	EUR	500,000	531,581
1.25% 3/23/26 (Reg. S)	EUR	79,000	88,589
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	257,921
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	24,619
1.75% 2/28/39 (Reg. S)	EUR	23,000	25,547
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	33,346
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	111,331
1.625% 1/16/30 (Reg. S)	EUR	45,000	48,082
4.125% 11/16/38 (Reg. S)	EUR	200,000	264,761
TOTAL NETHERLANDS			9,019,079
Norway - 0.5%
DNB Naeringskreditt A/S 0.375% 11/14/23 (Reg. S)	EUR	850,000	941,087
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	260,610
Kommunalbanken A/S 1.5% 12/15/23 (Reg. S)	GBP	100,000	130,814
Sparebank 1 Boligkreditt A/S 0.01% 9/22/27 (Reg. S)	EUR	1,151,000	1,203,120
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	253,000	278,406
0.75% 5/31/26 (Reg. S)	EUR	100,000	108,534
1.125% 5/31/29 (Reg. S)	EUR	157,000	168,412
TOTAL NORWAY			3,090,983
Spain - 0.4%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	461,658
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (b)	EUR	100,000	112,347
Banco Santander SA:
1.375% 1/5/26 (Reg. S)	EUR	100,000	110,479
3.125% 1/19/27 (Reg. S)	EUR	100,000	116,499
CaixaBank SA 2.375% 2/1/24 (Reg. S)	EUR	800,000	911,486
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	359,406
TOTAL SPAIN			2,071,875
Sweden - 1.1%
Kommuninvest I Sverige AB:
0.75% 2/22/23 (Reg. S)	SEK	990,000	105,486
1% 10/2/24 (Reg. S)	SEK	8,080,000	850,075
1% 5/12/25 (Reg. S)	SEK	9,970,000	1,041,164
1% 11/12/26 (Reg. S)	SEK	6,710,000	687,658
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	41,824
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	584,293
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	176,193
Skandinaviska Enskilda Banken AB 0.75% 11/15/27 (Reg. S)	EUR	100,000	108,793
Stadshypotek AB:
1.5% 6/1/23 (Reg. S)	SEK	5,000,000	536,973
1.5% 3/1/24 (Reg. S)	SEK	1,000,000	107,105
1.5% 12/3/24 (Reg. S)	SEK	8,000,000	852,101
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	211,062
1% 9/18/24 (Reg. S)	SEK	800,000	84,387
Swedish Covered Bond Corp. 2% 6/17/26 (Reg. S)	SEK	11,000,000	1,175,076
TOTAL SWEDEN			6,562,190
Switzerland - 0.3%
Credit Suisse Group AG:
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	101,629
1.25% 7/17/25 (Reg. S) (b)	EUR	100,000	109,014
3.25% 4/2/26 (Reg. S) (b)	EUR	505,000	575,743
Pfandbrief Schweiz Hypo 0% 7/29/24 (Reg. S)	CHF	40,000	43,063
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0.1% 12/3/31 (Reg. S)	CHF	195,000	192,849
0.5% 11/24/28 (Reg. S)	CHF	40,000	42,474
UBS Group AG 0.25% 1/29/26 (Reg. S) (b)	EUR	669,000	718,138
TOTAL SWITZERLAND			1,782,910
United Kingdom - 1.4%
Amcor UK Finance PLC 1.125% 6/23/27	EUR	1,384,000	1,481,083
Barclays PLC:
2% 2/7/28 (Reg. S) (b)	EUR	335,000	372,632
3.25% 1/17/33	GBP	299,000	386,373
3.375% 4/2/25 (Reg. S) (b)	EUR	701,000	808,664
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	110,446
HSBC Holdings PLC:
1.5% 12/4/24 (Reg. S) (b)	EUR	930,000	1,042,907
3% 7/22/28 (b)	GBP	110,000	142,718
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	201,234
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	102,167
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	141,044
0.625% 1/15/24 (b)	EUR	100,000	111,146
1.985% 12/15/31 (b)	GBP	104,000	127,272
2.25% 10/16/24	GBP	100,000	129,185
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	472,967
M&G PLC 5.625% 10/20/51 (Reg. S) (b)	GBP	104,000	149,066
Nationwide Building Society 0.625% 3/25/27 (Reg. S)	EUR	903,000	978,298
NatWest Group PLC:
3 month EURIBOR + 1.080% 1.75% 3/2/26 (Reg. S) (b)(d)	EUR	110,000	122,396
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	538,465
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	112,463
Westpac Securities NZ Ltd. London Branch 0.01% 6/8/28 (Reg. S)	EUR	998,000	1,025,066
TOTAL UNITED KINGDOM			8,555,592
United States of America - 5.8%
AbbVie, Inc. 1.5% 11/15/23	EUR	1,976,000	2,221,555
ACE INA Holdings, Inc. 1.55% 3/15/28	EUR	639,000	699,937
Air Products & Chemicals, Inc. 0.5% 5/5/28	EUR	1,223,000	1,269,659
Altria Group, Inc.:
2.2% 6/15/27	EUR	398,000	439,608
3.125% 6/15/31	EUR	174,000	192,535
American Honda Finance Corp. 1.95% 10/18/24	EUR	1,294,000	1,468,506
Apple, Inc. 0.5% 11/15/31	EUR	911,000	946,552
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	106,850
2.9% 12/4/26	GBP	2,720,000	3,607,530
Bank of America Corp. 0.694% 3/22/31 (Reg. S) (b)	EUR	486,000	489,497
Berkshire Hathaway, Inc. 2.15% 3/15/28	EUR	797,000	918,823
Citigroup, Inc. 2.75% 1/24/24	GBP	204,000	268,969
Comcast Corp. 1.875% 2/20/36	GBP	405,000	472,753
DXC Technology Co. 1.75% 1/15/26	EUR	914,000	1,008,360
FedEx Corp. 0.95% 5/4/33	EUR	371,000	361,091
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	758,000	833,394
Fiserv, Inc.:
0.375% 7/1/23	EUR	2,567,000	2,843,918
2.25% 7/1/25	GBP	925,000	1,205,539
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	108,457
General Electric Co.:
0.875% 5/17/25	EUR	2,219,000	2,413,259
2.125% 5/17/37	EUR	110,000	113,788
Goldman Sachs Group, Inc.:
2% 11/1/28 (Reg. S)	EUR	51,000	56,632
3.125% 7/25/29 (Reg. S)	GBP	27,000	35,527
3.375% 3/27/25 (Reg. S)	EUR	488,000	572,135
IBM Corp. 1.2% 2/11/40	EUR	272,000	267,879
Illinois Tool Works, Inc. 0.25% 12/5/24	EUR	2,734,000	2,987,522
JPMorgan Chase & Co. 0.389% 2/24/28 (Reg. S) (b)	EUR	792,000	825,640
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	768,000	842,735
McKesson Corp. 3.125% 2/17/29	GBP	573,000	754,540
Morgan Stanley 1.102% 4/29/33 (b)	EUR	243,000	246,698
New York Life Global Funding 0.125% 7/23/30 (Reg. S)	CHF	215,000	211,731
Philip Morris International, Inc.:
1.45% 8/1/39	EUR	100,000	84,022
2% 5/9/36	EUR	210,000	201,221
PPG Industries, Inc. 0.875% 11/3/25	EUR	744,000	809,058
Procter & Gamble Co.:
1.375% 5/3/25	GBP	221,000	284,287
1.8% 5/3/29	GBP	381,000	487,988
Prologis LP 2.25% 6/30/29	GBP	619,000	784,395
Public Storage 0.875% 1/24/32	EUR	245,000	239,069
Realty Income Corp. 1.75% 7/13/33	GBP	413,000	476,035
The Coca-Cola Co. 0.375% 3/15/33	EUR	906,000	883,005
The Dow Chemical Co. 1.875% 3/15/40	EUR	232,000	225,921
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	107,799
1.875% 10/1/49	EUR	106,000	105,126
Verizon Communications, Inc.:
1.375% 10/27/26	EUR	762,000	849,858
3.375% 10/27/36	GBP	486,000	653,373
VF Corp. 0.25% 2/25/28	EUR	606,000	620,739
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	110,000	131,148
TOTAL UNITED STATES OF AMERICA			35,734,663
TOTAL NONCONVERTIBLE BONDS (Cost $189,662,366)			179,161,924

Government Obligations - 65.0%
		Principal Amount (a)	Value ($)
Australia - 1.8%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	2,993,000	2,130,950
0.25% 11/21/25 (Reg. S)	AUD	811,000	560,023
1% 12/21/30 (Reg. S)	AUD	1,482,000	954,212
1.25% 5/21/32	AUD	336,000	216,265
1.75% 11/21/32 (Reg. S)	AUD	140,000	94,117
1.75% 6/21/51 (Reg. S)	AUD	1,109,000	595,380
2.75% 11/21/28	AUD	729,000	546,274
2.75% 5/21/41(Reg. S)	AUD	677,000	475,736
3% 3/21/47	AUD	468,000	335,148
3.25% 4/21/25 (Reg. S)	AUD	56,000	43,016
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (c)	AUD	2,111,000	1,398,500
3.25% 7/21/26 (Reg. S) (c)	AUD	247,000	188,129
3.25% 7/21/28 (Reg. S) (c)	AUD	154,000	117,069
3.5% 8/21/30 (Reg. S) (c)	AUD	58,000	44,663
Treasury Corp. of Victoria:
0.5% 11/20/25	AUD	110,000	76,171
1% 11/20/23	AUD	2,134,000	1,577,896
1.25% 11/19/27	AUD	952,000	650,275
1.5% 11/20/30	AUD	1,347,000	882,751
2.5% 10/22/29	AUD	424,000	304,764
TOTAL AUSTRALIA			11,191,339
Austria - 1.4%
Austrian Republic:
0% 4/20/23 (Reg. S) (c)	EUR	156,000	173,316
0% 7/15/23 (Reg. S) (c)	EUR	3,378,000	3,749,939
0% 7/15/24 (Reg. S) (c)	EUR	549,000	606,232
0% 2/20/30 (Reg. S) (c)	EUR	162,000	168,040
0% 10/20/40 (Reg. S) (c)	EUR	628,000	559,027
0.5% 4/20/27 (Reg. S) (c)	EUR	452,000	499,225
0.5% 2/20/29 (Reg. S) (c)	EUR	677,000	737,733
0.75% 10/20/26 (Reg. S) (c)	EUR	185,000	207,079
0.75% 2/20/28 (Reg. S) (c)	EUR	65,000	72,485
0.75% 3/20/51 (Reg. S) (c)	EUR	797,000	791,185
1.2% 10/20/25 (Reg. S) (c)	EUR	77,000	87,847
1.5% 2/20/47 (Reg. S) (c)	EUR	483,000	579,243
2.4% 5/23/34(Reg. S) (c)	EUR	40,000	51,311
3.15% 6/20/44(Reg. S) (c)	EUR	10,000	15,653
4.15% 3/15/37 (c)	EUR	20,000	31,670
TOTAL AUSTRIA			8,329,985
Belgium - 1.3%
Belgian Kingdom:
0% 10/22/31 (c)	EUR	622,000	628,737
0.1% 6/22/30 (Reg. S) (c)	EUR	175,000	183,042
0.2% 10/22/23 (Reg. S) (c)	EUR	109,000	121,278
0.35% 6/22/32 (c)	EUR	549,000	568,286
0.4% 6/22/40 (c)	EUR	1,212,000	1,135,111
0.5% 10/22/24 (Reg. S) (c)	EUR	544,000	607,924
0.8% 6/22/25 (Reg. S) (c)	EUR	105,000	118,033
0.8% 6/22/27 (c)	EUR	39,000	43,700
0.9% 6/22/29 (c)	EUR	1,373,000	1,538,457
1% 6/22/26 (Reg. S) (c)	EUR	161,000	182,139
1.25% 4/22/33 (Reg. S) (c)	EUR	1,521,000	1,734,535
1.45% 6/22/37 (Reg. S) (c)	EUR	84,000	95,606
1.6% 6/22/47 (c)	EUR	208,000	236,882
1.7% 6/22/50 (c)	EUR	23,000	26,687
1.9% 6/22/38(Reg. S) (c)	EUR	101,000	122,649
2.25% 6/22/57 (Reg. S) (c)	EUR	385,000	507,058
3.75% 6/22/45(Reg. S)	EUR	20,000	32,356
4% 3/28/32	EUR	30,000	42,918
5.5% 3/28/28	EUR	40,000	57,237
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	99,877
TOTAL BELGIUM			8,082,512
Canada - 3.5%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	109,681
2.05% 6/1/30	CAD	260,000	193,625
2.55% 12/15/22	CAD	160,000	128,760
3.05% 12/1/48	CAD	724,000	554,471
3.1% 6/1/50	CAD	231,000	179,053
British Columbia Province:
2.3% 6/18/26	CAD	210,000	164,790
2.95% 6/18/50	CAD	924,000	697,300
Canada Housing Trust No. 1:
1.75% 6/15/30 (c)	CAD	730,000	536,410
1.8% 12/15/24 (c)	CAD	305,000	239,008
2.1% 9/15/29 (c)	CAD	70,000	53,234
2.35% 6/15/23 (c)	CAD	585,000	469,137
2.55% 12/15/23 (c)	CAD	1,800,000	1,444,305
Canadian Government:
0.25% 3/1/26	CAD	2,528,000	1,862,690
0.5% 12/1/30	CAD	531,000	362,362
1% 6/1/27	CAD	58,000	43,312
1.25% 6/1/30	CAD	216,000	158,371
1.5% 9/1/24	CAD	288,000	226,152
1.75% 3/1/23	CAD	340,000	271,821
2% 6/1/28	CAD	50,000	39,155
2% 12/1/51	CAD	188,000	138,404
2.25% 3/1/24	CAD	1,814,000	1,450,649
Manitoba Province 3.2% 3/5/50	CAD	256,000	198,831
New Brunswick Province 3.05% 8/14/50	CAD	227,000	170,792
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	112,017
3.3% 10/17/46	CAD	50,000	38,051
Ontario Province:
0.375% 6/14/24 (Reg. S)	EUR	100,000	110,003
0.375% 4/8/27 (Reg. S)	EUR	283,000	302,652
1.75% 9/8/25	CAD	401,000	310,366
2.05% 6/2/30	CAD	59,000	43,937
2.15% 6/2/31	CAD	170,000	126,149
2.3% 9/8/24	CAD	53,000	42,115
2.4% 6/2/26	CAD	49,000	38,568
2.6% 9/8/23	CAD	1,796,000	1,444,400
2.6% 6/2/25	CAD	3,000,000	2,393,089
2.65% 12/2/50	CAD	49,000	34,602
2.7% 6/2/29	CAD	1,703,000	1,337,689
2.8% 6/2/48	CAD	1,668,000	1,214,625
2.9% 6/2/49	CAD	885,000	656,520
Quebec Province:
1.5% 9/1/31	CAD	1,966,000	1,373,707
1.9% 9/1/30	CAD	131,000	96,092
2.25% 2/22/24	CAD	290,000	231,587
2.3% 9/1/29	CAD	1,179,000	900,667
2.5% 9/1/26	CAD	423,000	334,380
3.1% 12/1/51	CAD	230,000	178,540
3.5% 12/1/45	CAD	130,000	107,242
5% 12/1/38	CAD	90,000	87,627
Saskatchewan Province 3.1% 6/2/50	CAD	193,000	148,798
TOTAL CANADA			21,355,736
Chile - 0.0%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	105,619
1.875% 5/27/30	EUR	100,000	111,178
TOTAL CHILE			216,797
China - 8.7%
Peoples Republic of China:
2.57% 5/20/23	CNY	8,410,000	1,331,205
2.68% 5/21/30	CNY	1,760,000	272,846
2.7% 11/3/26	CNY	20,270,000	3,204,341
2.84% 4/8/24	CNY	69,120,000	11,007,277
2.93% 12/10/22	CNY	50,900,000	8,071,704
3.02% 10/22/25	CNY	34,130,000	5,471,212
3.02% 5/27/31	CNY	2,210,000	352,006
3.25% 6/6/26	CNY	29,410,000	4,759,588
3.27% 11/19/30	CNY	51,460,000	8,355,354
3.81% 9/14/50	CNY	39,960,000	6,710,415
3.86% 7/22/49	CNY	22,330,000	3,771,317
TOTAL CHINA			53,307,265
Colombia - 0.1%
Colombian Republic:
7% 6/30/32	COP	873,300,000	190,947
7.25% 10/18/34	COP	2,346,200,000	509,353
TOTAL COLOMBIA			700,300
Croatia - 0.1%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	156,812
2.7% 6/15/28	EUR	200,000	232,313
TOTAL CROATIA			389,125
Cyprus - 0.1%
Republic of Cyprus:
2.25% 4/16/50 (Reg. S)	EUR	189,000	199,124
2.375% 9/25/28 (Reg. S)	EUR	84,000	97,937
2.75% 6/27/24 (Reg. S)	EUR	32,000	37,221
3.75% 7/26/23 (Reg. S)	EUR	44,000	50,910
TOTAL CYPRUS			385,192
Czech Republic - 0.6%
Czech Republic:
0.25% 2/10/27	CZK	34,230,000	1,286,383
0.45% 10/25/23	CZK	5,390,000	228,414
1.2% 3/13/31	CZK	5,250,000	191,947
1.25% 2/14/25	CZK	44,970,000	1,858,964
2% 10/13/33	CZK	2,230,000	84,813
TOTAL CZECH REPUBLIC			3,650,521
Denmark - 0.2%
Danish Kingdom:
0% 11/15/31 (Reg. S)	DKK	822,000	113,161
0.25% 11/15/52 (Reg. S)	DKK	3,331,000	408,289
0.5% 11/15/27	DKK	1,518,000	224,128
0.5% 11/15/29(Reg. S)	DKK	3,944,000	576,939
TOTAL DENMARK			1,322,517
Finland - 0.3%
Finnish Government:
0% 9/15/23 (Reg. S) (c)	EUR	209,000	231,916
0% 9/15/24 (c)	EUR	84,000	92,578
0.125% 4/15/36 (Reg. S) (c)	EUR	452,000	438,849
0.125% 4/15/52 (Reg. S) (c)	EUR	184,000	154,717
0.25% 9/15/40 (Reg. S) (c)	EUR	217,000	205,511
0.5% 4/15/26 (Reg. S) (c)	EUR	44,000	48,880
0.5% 9/15/28 (Reg. S) (c)	EUR	400,000	437,282
1.125% 4/15/34 (Reg. S) (c)	EUR	166,000	186,293
2.625% 7/4/42 (c)	EUR	20,000	28,432
TOTAL FINLAND			1,824,458
France - 5.3%
French Government:
0% 2/25/23 (Reg. S)	EUR	455,000	505,533
0% 3/25/23 (Reg. S)	EUR	292,000	324,256
0% 2/25/24 (Reg. S)	EUR	2,310,000	2,556,552
0% 3/25/24(Reg. S)	EUR	268,000	296,371
0% 3/25/25(Reg. S)	EUR	1,463,000	1,604,655
0% 2/25/26 (Reg. S)	EUR	2,423,000	2,635,814
0% 11/25/29 (Reg. S)	EUR	2,377,000	2,480,823
0% 11/25/30 (Reg. S)	EUR	839,000	862,892
0% 11/25/31 (Reg. S)	EUR	747,000	755,880
0.25% 11/25/26(Reg. S)	EUR	1,615,000	1,764,361
0.5% 5/25/25	EUR	182,000	202,455
0.5% 5/25/26	EUR	33,000	36,562
0.5% 5/25/29 (Reg. S)	EUR	75,000	81,695
0.5% 5/25/40 (Reg. S) (c)	EUR	3,181,000	3,089,996
0.75% 5/25/28 (Reg. S)	EUR	823,000	916,700
0.75% 5/25/52 (Reg. S)	EUR	2,073,000	1,928,491
0.75% 5/25/53 (Reg. S) (c)	EUR	1,018,000	930,674
1% 11/25/25(Reg. S)	EUR	36,000	40,696
1% 5/25/27	EUR	3,126,000	3,532,522
1.25% 5/25/34(Reg. S)	EUR	137,000	154,536
1.25% 5/25/36(Reg. S) (c)	EUR	2,368,000	2,656,117
1.5% 5/25/31(Reg. S)	EUR	2,633,000	3,080,473
1.5% 5/25/50 (Reg. S) (c)	EUR	544,000	620,204
1.75% 6/25/39 (Reg. S) (c)	EUR	655,000	790,865
1.75% 5/25/66 (c)	EUR	33,000	39,549
2% 5/25/48 (c)	EUR	124,000	156,989
4.75% 4/25/35	EUR	100,000	160,536
TOTAL FRANCE			32,206,197
Germany - 5.0%
German Federal Republic:
0% 4/14/23 (Reg. S)	EUR	143,000	158,961
0% 10/18/24 (Reg. S)	EUR	1,391,000	1,537,080
0% 10/10/25 (Reg. S)	EUR	4,147,000	4,554,817
0% 8/15/26(Reg. S)	EUR	57,000	62,263
0% 11/15/27 (Reg. S) (e)	EUR	4,572,000	4,947,667
0% 8/15/29(Reg. S)	EUR	1,325,000	1,419,961
0% 2/15/30 (Reg. S)	EUR	451,000	482,000
0% 8/15/30 (Reg. S)	EUR	3,871,000	4,121,322
0% 5/15/35 (Reg. S)	EUR	1,238,000	1,261,741
0% 8/15/50	EUR	941,000	871,312
0.25% 8/15/28 (Reg. S)	EUR	760,000	831,725
0.25% 2/15/29	EUR	576,000	629,908
0.5% 2/15/26(Reg. S)	EUR	888,000	991,889
0.5% 2/15/28	EUR	87,000	96,789
1.25% 8/15/48	EUR	1,765,000	2,260,641
2.5% 7/4/44	EUR	20,000	31,047
4% 1/4/37	EUR	40,000	65,725
4.75% 7/4/40	EUR	20,000	37,952
5.5% 1/4/31	EUR	117,000	185,747
Land Nordrhein-Westfalen:
0% 4/2/24 (Reg. S)	EUR	2,385,000	2,618,312
0.2% 3/31/27 (Reg. S)	EUR	1,513,000	1,621,100
0.2% 4/9/30 (Reg. S)	EUR	725,000	752,004
0.5% 11/25/39 (Reg. S)	EUR	72,000	69,120
0.625% 7/21/31 (Reg. S)	EUR	24,000	25,504
0.8% 7/30/49 (Reg. S)	EUR	104,000	102,397
1.25% 5/12/36 (Reg. S)	EUR	226,000	247,463
1.55% 6/16/48 (Reg. S)	EUR	178,000	208,513
1.65% 2/22/38 (Reg. S)	EUR	607,000	699,937
TOTAL GERMANY			30,892,897
Hungary - 0.2%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	75,694
1.5% 8/23/23	HUF	63,350,000	178,926
1.5% 4/22/26	HUF	43,280,000	107,678
1.625% 4/28/32 (Reg. S)	EUR	246,000	258,837
2.5% 10/24/24	HUF	227,780,000	623,227
2.75% 12/22/26	HUF	30,520,000	78,275
3% 6/26/24	HUF	7,530,000	21,079
3% 8/21/30	HUF	64,320,000	154,917
TOTAL HUNGARY			1,498,633
Indonesia - 0.7%
Indonesian Republic:
2.15% 7/18/24 (Reg. S)	EUR	129,000	145,007
2.625% 6/14/23	EUR	100,000	112,616
5.5% 4/15/26	IDR	8,615,000,000	600,126
6.375% 4/15/42	IDR	900,000,000	55,614
6.5% 6/15/25	IDR	717,000,000	51,944
6.5% 2/15/31	IDR	4,193,000,000	286,686
7% 9/15/30	IDR	15,924,000,000	1,125,906
7.375% 5/15/48	IDR	11,560,000,000	804,874
7.5% 6/15/35	IDR	1,449,000,000	103,561
7.5% 5/15/38	IDR	1,631,000,000	115,944
7.5% 4/15/40	IDR	7,008,000,000	496,964
8.125% 5/15/24	IDR	1,101,000,000	82,331
8.375% 4/15/39	IDR	1,794,000,000	138,149
TOTAL INDONESIA			4,119,722
Ireland - 0.4%
Irish Republic:
0.2% 10/18/30 (Reg. S)	EUR	86,000	89,822
0.4% 5/15/35 (Reg. S)	EUR	355,000	355,204
0.9% 5/15/28 (Reg. S)	EUR	32,000	35,782
1% 5/15/26(Reg. S)	EUR	188,000	212,426
1.1% 5/15/29 (Reg. S)	EUR	209,000	236,136
1.3% 5/15/33	EUR	570,000	641,663
1.5% 5/15/50 (Reg. S)	EUR	310,000	347,351
1.7% 5/15/37	EUR	380,000	447,283
3.4% 3/18/24 (Reg.S)	EUR	28,000	33,015
TOTAL IRELAND			2,398,682
Israel - 0.3%
Israeli State:
1% 3/31/30	ILS	1,452,000	421,125
1.5% 11/30/23	ILS	912,000	287,168
1.5% 1/16/29 (Reg. S)	EUR	335,000	378,347
1.5% 5/31/37	ILS	1,208,000	325,360
3.75% 3/31/47	ILS	476,000	169,465
TOTAL ISRAEL			1,581,465
Italy - 5.2%
Italian Republic:
0% 1/15/24 (Reg. S)	EUR	3,231,000	3,555,493
0.35% 2/1/25	EUR	191,000	209,012
0.6% 6/15/23 (Reg. S)	EUR	1,490,000	1,664,367
0.65% 10/15/23 (Reg. S)	EUR	86,000	95,988
0.85% 1/15/27 (Reg. S)	EUR	81,000	87,922
0.9% 4/1/31	EUR	82,000	83,065
0.95% 9/15/27 (Reg. S)	EUR	1,948,000	2,105,411
0.95% 8/1/30 (Reg. S)	EUR	142,000	146,375
1.35% 4/1/30 (Reg. S)	EUR	1,231,000	1,319,319
1.45% 11/15/24 (Reg. S)	EUR	245,000	276,000
1.45% 5/15/25	EUR	80,000	90,093
1.45% 3/1/36 (Reg. S) (c)	EUR	1,347,000	1,367,363
1.6% 6/1/26	EUR	179,000	201,999
1.65% 3/1/32 (c)	EUR	575,000	619,368
1.7% 9/1/51 (Reg. S) (c)	EUR	671,000	632,583
1.75% 7/1/24(Reg. S)	EUR	185,000	209,957
1.8% 3/1/41 (Reg. S) (c)	EUR	715,000	727,138
2.05% 8/1/27	EUR	423,000	483,936
2.1% 7/15/26	EUR	1,186,000	1,365,018
2.15% 3/1/72 (Reg. S) (c)	EUR	279,000	263,164
2.2% 6/1/27 (Reg. S)	EUR	1,612,000	1,860,526
2.25% 9/1/36 (Reg. S) (c)	EUR	639,000	715,753
2.45% 9/1/33 (c)	EUR	1,237,000	1,424,556
2.45% 9/1/50 (Reg. S) (c)	EUR	77,000	85,015
2.5% 12/1/24	EUR	90,000	104,332
2.5% 11/15/25	EUR	2,793,000	3,260,311
2.7% 3/1/47 (c)	EUR	116,000	136,410
2.95% 9/1/38 (c)	EUR	433,000	525,661
3% 8/1/29	EUR	2,038,000	2,463,308
3.1% 3/1/40 (Reg. S) (c)	EUR	1,208,000	1,493,745
3.35% 3/1/35 (c)	EUR	1,868,000	2,348,652
3.45% 3/1/48 (c)	EUR	261,000	347,471
3.75% 9/1/24	EUR	80,000	95,226
3.85% 9/1/49 (c)	EUR	829,000	1,174,689
4.5% 3/1/26 (c)	EUR	50,000	62,750
5% 3/1/25 (c)	EUR	80,000	99,332
5% 8/1/34 (c)	EUR	20,000	29,325
5% 8/1/39 (c)	EUR	20,000	30,782
6.5% 11/1/27	EUR	50,000	70,596
TOTAL ITALY			31,832,011
Japan - 13.3%
Japan Government:
0.1% 3/20/23	JPY	426,150,000	3,506,234
0.1% 6/20/23	JPY	15,350,000	126,349
0.1% 9/20/23	JPY	109,350,000	900,247
0.1% 12/20/23	JPY	66,450,000	547,151
0.1% 3/20/24	JPY	225,050,000	1,853,511
0.1% 6/20/24	JPY	180,200,000	1,484,704
0.1% 9/20/24	JPY	30,100,000	248,054
0.1% 12/20/24	JPY	4,300,000	35,443
0.1% 3/20/25	JPY	27,050,000	223,006
0.1% 9/20/25	JPY	15,500,000	127,807
0.1% 3/20/26	JPY	19,900,000	164,107
0.1% 6/20/26	JPY	121,400,000	1,000,837
0.1% 9/20/26	JPY	63,300,000	521,827
0.1% 12/20/26	JPY	115,900,000	954,999
0.1% 3/20/27	JPY	295,100,000	2,431,266
0.1% 6/20/27	JPY	32,450,000	267,250
0.1% 9/20/27	JPY	20,700,000	170,465
0.1% 12/20/27	JPY	75,800,000	624,139
0.1% 3/20/28	JPY	4,750,000	39,090
0.1% 6/20/28	JPY	30,400,000	250,040
0.1% 9/20/28	JPY	231,650,000	1,904,196
0.1% 12/20/28	JPY	69,800,000	573,479
0.1% 3/20/29	JPY	23,050,000	189,262
0.1% 6/20/29	JPY	32,750,000	268,720
0.1% 12/20/29	JPY	430,000,000	3,522,581
0.1% 3/20/30	JPY	15,400,000	126,047
0.1% 6/20/30	JPY	372,350,000	3,044,834
0.1% 9/20/30	JPY	210,300,000	1,717,312
0.1% 6/20/31	JPY	12,700,000	103,420
0.2% 6/20/36	JPY	451,050,000	3,586,207
0.3% 12/20/24	JPY	7,650,000	63,396
0.3% 12/20/25	JPY	1,213,000,000	10,077,944
0.3% 6/20/39	JPY	158,200,000	1,238,142
0.3% 9/20/39	JPY	56,150,000	437,849
0.3% 12/20/39	JPY	61,650,000	479,568
0.3% 6/20/46	JPY	153,200,000	1,117,930
0.4% 6/20/25	JPY	12,550,000	104,492
0.4% 9/20/25	JPY	44,650,000	371,940
0.4% 3/20/36	JPY	192,500,000	1,577,539
0.4% 3/20/40	JPY	51,800,000	408,869
0.4% 6/20/40	JPY	10,450,000	82,267
0.4% 9/20/40	JPY	101,250,000	794,173
0.4% 6/20/49	JPY	18,750,000	135,709
0.4% 9/20/49	JPY	5,450,000	39,364
0.4% 3/20/50	JPY	35,400,000	255,296
0.4% 3/20/56	JPY	521,900,000	3,633,323
0.5% 9/20/36	JPY	177,000,000	1,465,230
0.5% 12/20/38	JPY	15,550,000	126,468
0.5% 9/20/46	JPY	15,100,000	115,435
0.5% 3/20/49	JPY	10,450,000	77,937
0.5% 3/20/59	JPY	6,350,000	45,052
0.6% 12/20/36	JPY	12,050,000	101,033
0.6% 6/20/37	JPY	288,850,000	2,414,842
0.6% 12/20/37	JPY	6,700,000	55,790
0.6% 6/20/50	JPY	27,350,000	207,962
0.7% 3/20/37	JPY	22,050,000	187,345
0.7% 9/20/38	JPY	1,033,250,000	8,692,999
0.7% 6/20/48	JPY	13,100,000	103,553
0.7% 12/20/48	JPY	10,800,000	85,062
0.8% 9/20/47	JPY	10,200,000	83,069
0.9% 9/20/48	JPY	249,150,000	2,062,558
0.9% 3/20/57	JPY	212,650,000	1,733,777
1% 12/20/35	JPY	735,450,000	6,521,002
1.2% 3/20/35	JPY	19,650,000	178,401
1.4% 12/20/45	JPY	368,200,000	3,425,948
1.4% 3/20/55	JPY	5,500,000	51,448
1.6% 6/20/30	JPY	4,600,000	42,237
1.6% 3/20/33	JPY	4,300,000	40,400
1.6% 12/20/33	JPY	33,050,000	311,738
1.9% 3/20/53	JPY	67,000,000	698,470
2% 3/20/42	JPY	110,000,000	1,123,646
2.3% 5/20/32	JPY	46,000,000	456,698
TOTAL JAPAN			81,738,485
Korea (South) - 2.1%
Korean Republic:
0.75% 3/10/23	KRW	1,632,970,000	1,330,453
1.125% 9/10/25	KRW	359,480,000	279,618
1.125% 9/10/39	KRW	321,370,000	198,182
1.25% 12/10/22	KRW	164,870,000	135,324
1.25% 3/10/26	KRW	2,172,900,000	1,681,466
1.375% 9/10/24	KRW	836,330,000	667,934
1.375% 12/10/29	KRW	41,420,000	30,280
1.375% 6/10/30	KRW	368,030,000	267,236
1.5% 12/10/26	KRW	32,000,000	24,716
1.5% 12/10/30	KRW	1,148,560,000	836,907
1.5% 9/10/40	KRW	2,069,710,000	1,351,230
1.625% 6/10/22	KRW	703,200,000	579,091
1.875% 3/10/51	KRW	2,129,310,000	1,411,154
2% 9/10/22	KRW	672,950,000	555,119
2% 6/10/31	KRW	1,103,570,000	835,032
2% 3/10/49	KRW	381,850,000	263,219
2.125% 3/10/47	KRW	29,200,000	20,861
2.25% 9/10/23	KRW	448,940,000	370,287
2.375% 12/10/27	KRW	50,660,000	40,428
2.375% 12/10/28	KRW	514,930,000	407,824
2.375% 9/10/38	KRW	415,730,000	315,313
2.625% 6/10/28	KRW	940,310,000	758,476
2.625% 3/10/48	KRW	622,670,000	489,637
3% 3/10/23	KRW	160,920,000	133,872
3.375% 9/10/23	KRW	41,520,000	34,788
TOTAL KOREA (SOUTH)			13,018,447
Latvia - 0.0%
Latvian Republic 1.375% 9/23/25 (Reg. S)	EUR	100,000	111,797
Lithuania - 0.0%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	33,504
2.125% 10/22/35 (Reg. S)	EUR	57,000	67,521
TOTAL LITHUANIA			101,025
Luxembourg - 0.0%
Grand Duchy of Luxembourg 0% 4/28/25 (Reg. S)	EUR	35,000	37,953
Malaysia - 0.5%
Malaysian Government:
3.478% 6/14/24	MYR	170,000	40,966
3.757% 5/22/40	MYR	2,310,000	504,720
3.828% 7/5/34	MYR	420,000	95,855
3.899% 11/16/27	MYR	3,032,000	733,083
3.9% 11/30/26	MYR	2,999,000	728,433
3.906% 7/15/26	MYR	171,000	41,414
4.059% 9/30/24	MYR	219,000	53,490
4.065% 6/15/50	MYR	833,000	183,039
4.119% 11/30/34	MYR	831,000	194,639
4.128% 8/15/25	MYR	405,000	98,994
4.724% 6/15/33	MYR	2,083,000	517,957
4.736% 3/15/46	MYR	90,000	21,875
4.921% 7/6/48	MYR	50,000	12,522
4.935% 9/30/43	MYR	150,000	37,539
TOTAL MALAYSIA			3,264,526
Mexico - 0.7%
United Mexican States:
1.125% 1/17/30	EUR	100,000	98,823
2.875% 4/8/39	EUR	185,000	183,653
5.5% 3/4/27	MXN	19,600,000	872,094
5.75% 3/5/26	MXN	26,769,000	1,227,461
6.75% 3/9/23	MXN	5,589,000	277,153
8% 9/5/24	MXN	17,600,000	877,261
8% 11/7/47	MXN	13,363,000	642,242
TOTAL MEXICO			4,178,687
Multi-National - 0.4%
European Stability Mechanism 0.5% 3/5/29 (Reg. S)	EUR	2,229,000	2,395,190
Netherlands - 1.3%
Dutch Government:
0% 1/15/24(Reg. S) (c)	EUR	2,984,000	3,304,919
0% 1/15/27 (Reg. S) (c)	EUR	35,000	37,878
0% 7/15/30 (Reg. S) (c)	EUR	168,000	176,262
0% 1/15/52 (Reg. S) (c)	EUR	625,000	542,194
0.25% 7/15/25 (c)	EUR	91,000	100,629
0.25% 7/15/29(Reg. S) (c)	EUR	836,000	902,416
0.5% 7/15/26(Reg. S) (c)	EUR	714,000	794,422
0.5% 7/15/32 (Reg. S) (c)	EUR	405,000	433,475
0.5% 1/15/40 (Reg. S) (c)	EUR	1,596,000	1,664,641
0.75% 7/15/27 (Reg. S) (c)	EUR	106,000	119,008
2.5% 1/15/33 (c)	EUR	80,000	104,123
4% 1/15/37 (c)	EUR	30,000	47,658
TOTAL NETHERLANDS			8,227,625
New Zealand - 0.2%
New Zealand Government:
0.5% 5/15/24	NZD	318,000	209,617
1.5% 5/15/31	NZD	962,000	576,128
1.75% 5/15/41	NZD	152,000	81,397
2.75% 4/15/25	NZD	485,000	333,528
2.75% 4/15/37 (Reg. S)	NZD	410,000	265,067
TOTAL NEW ZEALAND			1,465,737
Norway - 0.1%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (c)	NOK	1,465,000	148,052
1.375% 8/19/30 (Reg. S) (c)	NOK	2,708,000	280,088
1.5% 2/19/26 (Reg. S) (c)	NOK	1,153,000	126,073
1.75% 2/17/27 (Reg. S) (c)	NOK	884,000	96,645
TOTAL NORWAY			650,858
Peru - 0.1%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	550,000	130,924
5.94% 2/12/29	PEN	956,000	251,695
6.15% 8/12/32	PEN	684,000	179,157
TOTAL PERU			561,776
Poland - 0.5%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	44,214
0.75% 4/25/25	PLN	830,000	171,385
1% 3/7/29 (Reg. S)	EUR	309,000	335,166
1.25% 10/25/30	PLN	396,000	69,627
2% 3/8/49 (Reg. S)	EUR	17,000	18,351
2.5% 4/25/24	PLN	6,238,000	1,399,269
2.5% 7/25/27	PLN	3,497,000	721,663
4% 10/25/23	PLN	97,000	22,594
4% 4/25/47	PLN	96,000	17,598
TOTAL POLAND			2,799,867
Portugal - 0.6%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (c)	EUR	728,000	757,475
0.9% 10/12/35 (Reg. S) (c)	EUR	734,000	743,480
1.95% 6/15/29 (Reg. S) (c)	EUR	458,000	535,649
2.875% 10/15/25 (Reg. S) (c)	EUR	22,000	26,358
2.875% 7/21/26(Reg. S) (c)	EUR	333,000	403,151
4.125% 4/14/27 (Reg. S) (c)	EUR	524,000	677,430
Portuguese Republic 2.25% 4/18/34 (c)	EUR	260,000	311,733
TOTAL PORTUGAL			3,455,276
Romania - 0.0%
Romanian Republic:
2.875% 5/26/28 (Reg. S)	EUR	32,000	34,648
4.125% 3/11/39	EUR	35,000	36,347
TOTAL ROMANIA			70,995
Russia - 0.0%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24 (f)	RUB	52,875,000	19,523
7.05% 1/19/28 (f)	RUB	3,503,000	1,293
7.25% 5/10/34 (f)	RUB	7,600,000	2,806
7.4% 7/17/24 (f)	RUB	189,444,000	69,949
7.6% 7/20/22 (f)	RUB	4,237,000	1,564
7.65% 4/10/30 (f)	RUB	29,590,000	10,926
7.7% 3/23/33 (f)	RUB	2,462,000	909
TOTAL RUSSIA			106,970
Saudi Arabia - 0.0%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	165,668
Singapore - 0.4%
Republic of Singapore:
1.75% 2/1/23	SGD	1,010,000	746,801
2% 2/1/24	SGD	147,000	108,741
2.125% 6/1/26	SGD	271,000	199,149
2.25% 8/1/36	SGD	768,000	548,318
2.375% 7/1/39	SGD	325,000	234,035
2.625% 5/1/28	SGD	1,016,000	762,365
2.75% 3/1/46	SGD	20,000	15,007
TOTAL SINGAPORE			2,614,416
Slovakia - 0.1%
Slovakia Republic:
0% 11/13/23	EUR	50,000	55,314
0.25% 5/14/25 (Reg. S)	EUR	84,000	91,451
1% 10/9/30 (Reg. S)	EUR	110,000	119,722
1.625% 1/21/31 (Reg. S)	EUR	348,000	398,702
1.875% 3/9/37 (Reg. S)	EUR	185,000	204,777
3% 2/28/23 (Reg. S)	EUR	52,000	59,243
TOTAL SLOVAKIA			929,209
Slovenia - 0.2%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	288,000	285,915
1.1875% 3/14/29 (Reg. S)	EUR	110,000	122,167
1.25% 3/22/27 (Reg. S)	EUR	84,000	95,357
1.75% 11/3/40 (Reg. S)	EUR	89,000	99,595
2.125% 7/28/25 (Reg. S)	EUR	64,000	75,177
2.25% 3/3/32 (Reg. S)	EUR	230,000	273,448
TOTAL SLOVENIA			951,659
Spain - 3.7%
Spanish Kingdom:
0% 4/30/23	EUR	32,000	35,534
0% 1/31/26	EUR	3,427,000	3,691,191
0.25% 7/30/24(Reg. S) (c)	EUR	1,340,000	1,482,698
0.35% 7/30/23	EUR	179,000	199,362
0.5% 4/30/30 (Reg. S) (c)	EUR	143,000	150,340
0.5% 10/31/31 (Reg. S) (c)	EUR	756,000	772,082
0.6% 10/31/29 (Reg. S) (c)	EUR	574,000	612,664
0.8% 7/30/27 (Reg. S) (c)	EUR	969,000	1,065,310
0.85% 7/30/37 (Reg. S) (c)	EUR	1,258,000	1,226,288
1% 10/31/50 (Reg. S) (c)	EUR	1,011,000	885,564
1.2% 10/31/40 (Reg. S) (c)	EUR	2,179,000	2,176,477
1.25% 10/31/30 (Reg. S) (c)	EUR	1,376,000	1,527,147
1.3% 10/31/26 (c)	EUR	150,000	170,089
1.4% 4/30/28 (Reg. S) (c)	EUR	100,000	113,558
1.45% 10/31/27 (c)	EUR	100,000	113,851
1.45% 4/30/29 (Reg. S) (c)	EUR	2,826,000	3,211,828
1.5% 4/30/27 (Reg. S) (c)	EUR	157,000	179,010
1.6% 4/30/25 (c)	EUR	243,000	278,518
1.85% 7/30/35 (Reg. S) (c)	EUR	480,000	548,064
1.95% 4/30/26 (Reg. S) (c)	EUR	2,712,000	3,147,319
1.95% 7/30/30 (Reg. S) (c)	EUR	26,000	30,503
2.15% 10/31/25 (Reg. S) (c)	EUR	44,000	51,295
2.35% 7/30/33 (Reg. S) (c)	EUR	292,000	353,079
2.7% 10/31/48 (c)	EUR	189,000	243,041
5.15% 10/31/28 (c)	EUR	80,000	111,692
TOTAL SPAIN			22,376,504
Sweden - 0.9%
Sweden Kingdom:
0.125% 4/24/23 (Reg. S)	EUR	4,900,000	5,434,589
0.75% 11/12/29 (c)	SEK	265,000	27,261
TOTAL SWEDEN			5,461,850
Switzerland - 0.9%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	4,612,000	4,842,837
0% 6/26/34 (Reg. S)	CHF	24,000	23,845
0% 7/24/39 (Reg. S)	CHF	383,000	365,198
1.25% 5/28/26	CHF	35,000	39,570
3.5% 4/8/33	CHF	45,000	63,371
TOTAL SWITZERLAND			5,334,821
Thailand - 0.8%
Kingdom of Thailand:
1.45% 12/17/24	THB	5,595,000	169,340
1.6% 12/17/29	THB	4,153,000	119,319
1.6% 6/17/35	THB	14,678,000	380,092
2.125% 12/17/26	THB	69,582,000	2,140,745
2.4% 12/17/23	THB	34,533,000	1,066,879
2.875% 6/17/46	THB	9,832,000	266,083
3.3% 6/17/38	THB	13,193,000	404,113
3.4% 6/17/36	THB	3,260,000	101,935
3.65% 6/20/31	THB	2,464,000	82,165
3.775% 6/25/32	THB	1,580,000	53,095
3.85% 12/12/25	THB	1,091,000	35,699
TOTAL THAILAND			4,819,465
United Kingdom - 3.0%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/23 (Reg. S)	GBP	501,000	652,610
0.125% 1/30/26 (Reg. S)	GBP	409,000	512,299
0.25% 7/31/31 (Reg. S)	GBP	1,137,000	1,320,254
0.375% 10/22/30 (Reg. S)	GBP	1,087,000	1,297,154
0.625% 6/7/25	GBP	34,000	43,641
0.625% 7/31/35 (Reg. S)	GBP	2,162,000	2,446,756
0.625% 10/22/50 (Reg. S)	GBP	2,155,000	2,118,169
0.875% 1/31/46 (Reg. S)	GBP	1,057,000	1,136,913
1% 4/22/24(Reg. S)	GBP	144,000	187,774
1.25% 7/22/27	GBP	42,000	54,713
1.25% 10/22/41 (Reg. S)	GBP	2,663,076	3,165,402
1.5% 7/22/47	GBP	195,000	240,343
1.625% 10/22/28	GBP	509,000	676,356
1.625% 10/22/54 (Reg. S)	GBP	769,000	983,002
1.75% 9/7/37 (Reg. S)	GBP	227,000	295,395
1.75% 1/22/49(Reg. S)	GBP	742,000	967,070
1.75% 7/22/57 (Reg. S)	GBP	1,444,000	1,923,467
4.25% 9/7/39	GBP	13,000	23,338
4.25% 12/7/40	GBP	19,000	34,586
4.25% 12/7/55	GBP	30,000	64,855
TOTAL UNITED KINGDOM			18,144,097
TOTAL GOVERNMENT OBLIGATIONS (Cost $436,455,914)			398,268,257

Supranational Obligations - 3.4%
		Principal Amount (a)	Value ($)
African Development Bank:
0.125% 10/7/26	EUR	41,000	43,866
0.875% 5/24/28	EUR	87,000	95,779
Asian Development Bank:
0.2% 5/25/23	EUR	130,000	144,300
1.125% 12/15/25	GBP	32,000	41,002
1.375% 3/7/25	GBP	25,000	32,384
2.45% 1/17/24	AUD	65,000	48,975
3.3% 8/8/28	AUD	55,000	40,993
Council of Europe Development Bank:
0% 4/9/27 (Reg. S)	EUR	33,000	35,001
0.125% 5/25/23	EUR	23,000	25,501
0.375% 10/27/22 (Reg. S)	EUR	49,000	54,427
0.625% 6/15/22 (Reg. S)	GBP	188,000	246,875
European Financial Stability Facility:
0% 11/17/22 (Reg. S)	EUR	79,000	87,607
0% 10/13/27 (Reg. S)	EUR	85,000	89,915
0.05% 10/17/29 (Reg. S)	EUR	23,000	23,803
0.125% 10/17/23 (Reg. S)	EUR	250,000	276,837
0.625% 10/16/26 (Reg. S)	EUR	466,000	513,429
0.7% 1/20/50 (Reg. S)	EUR	176,000	169,438
0.75% 5/3/27 (Reg. S)	EUR	43,000	47,545
0.875% 4/10/35 (Reg. S)	EUR	610,000	645,985
1.45% 9/5/40 (Reg. S)	EUR	1,125,000	1,277,808
European Investment Bank:
0% 6/17/27	EUR	215,000	228,875
0% 9/9/30 (Reg. S)	EUR	109,000	111,212
0.05% 10/13/34 (Reg. S)	EUR	1,627,000	1,557,837
0.125% 6/20/29 (Reg. S)	EUR	578,000	605,228
0.375% 7/16/25	EUR	577,000	633,944
0.375% 4/14/26 (Reg. S)	EUR	413,000	451,485
0.875% 12/15/23 (Reg. S)	GBP	145,000	187,908
1% 9/21/26 (Reg. S)	GBP	226,000	286,759
1% 4/14/32	EUR	736,000	809,009
1.125% 4/13/33 (Reg. S)	EUR	265,000	292,596
1.375% 3/7/25 (Reg. S)	GBP	504,000	653,675
1.5% 1/26/24	NOK	740,000	82,911
1.75% 7/30/24 (Reg. S)	CAD	69,000	54,209
1.75% 11/12/26 (Reg. S)	SEK	240,000	25,493
2.375% 1/18/23 (Reg. S)	CAD	294,000	236,272
2.7% 1/12/23	AUD	72,000	54,467
3% 9/28/22	EUR	220,000	247,487
European Stability Mechanism:
0.01% 3/4/30	EUR	35,000	35,888
0.75% 3/15/27	EUR	184,000	203,199
0.75% 9/5/28 (Reg. S)	EUR	48,000	52,657
0.875% 7/18/42 (Reg. S)	EUR	266,000	272,070
1.125% 5/3/32 (Reg. S)	EUR	47,000	52,133
1.2% 5/23/33 (Reg. S)	EUR	37,000	41,023
1.625% 11/17/36 (Reg. S)	EUR	218,000	252,831
1.85% 12/1/55 (Reg. S)	EUR	186,000	240,674
European Union:
0% 11/4/25 (Reg. S)	EUR	1,426,000	1,547,186
0% 10/4/30 (Reg. S)	EUR	169,000	172,261
0% 7/4/35 (Reg. S)	EUR	325,000	306,672
0.1% 10/4/40 (Reg. S)	EUR	946,000	844,887
0.3% 11/4/50 (Reg. S)	EUR	442,000	374,688
1.125% 4/4/36 (Reg. S)	EUR	94,000	102,276
1.25% 4/4/33 (Reg. S)	EUR	1,218,000	1,362,566
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	396,516
1.7% 10/10/24	CAD	100,000	78,997
3.15% 6/26/29	AUD	120,000	88,012
International Bank for Reconstruction & Development:
0% 1/15/27	EUR	1,828,000	1,941,567
0.01% 4/24/28	EUR	687,000	717,791
1% 12/19/22	GBP	19,000	24,932
1% 12/21/29	GBP	248,000	306,037
1.2% 8/8/34	EUR	23,000	25,274
1.8% 7/26/24	CAD	87,000	68,435
2.2% 2/27/24	AUD	207,000	154,500
2.25% 1/17/23	CAD	93,000	74,674
2.5% 8/3/23	CAD	68,000	54,532
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	152,323
2.8% 8/15/22	AUD	469,000	353,806
3.15% 6/26/29 (Reg. S)	AUD	90,000	66,138
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	52,042
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $23,427,521)			20,877,424

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g) (Cost $16,421,200)	16,417,916	16,421,200

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $665,967,001)	614,728,805
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,452,224)
NET ASSETS - 100.0%	612,276,581

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	101,996	USD	76,428	Bank Of America NA	4/04/22	(104)
EUR	7,736,177	USD	8,578,337	BNP Paribas	4/04/22	(20,191)
GBP	2,506,015	USD	3,292,878	HSBC Bank USA	4/04/22	(852)
JPY	335,118,557	USD	2,757,043	HSBC Bank USA	4/04/22	(4,303)
AUD	871,000	USD	652,849	Bank Of America NA	4/28/22	(894)
CAD	1,239,000	USD	992,458	JPMorgan Chase Bank, N.A.	4/28/22	(1,498)
USD	18,737,921	AUD	24,940,000	BNP Paribas	4/28/22	69,992
USD	31,148,778	CAD	38,889,000	BNP Paribas	4/28/22	45,112
USD	5,980,585	CHF	5,560,000	BNP Paribas	4/28/22	(41,287)
USD	98,687,546	CNY	631,472,000	BNP Paribas	4/28/22	(756,925)
USD	750,132	COP	2,846,900,000	HSBC Bank USA	4/28/22	(2,022)
USD	3,658,054	CZK	82,216,000	State Street Bank And Trust Co	4/28/22	(57,083)
USD	1,382,058	DKK	9,349,000	Royal Bank Of Canada	4/28/22	(9,292)
USD	584,777	EUR	527,000	BNP Paribas	4/28/22	1,371
USD	267,333,307	EUR	243,080,000	JPMorgan Chase Bank, N.A.	4/28/22	(1,764,129)
USD	39,333,074	GBP	29,843,000	BNP Paribas	4/28/22	135,821
USD	2,400,240	GBP	1,827,000	HSBC Bank USA	4/28/22	569
USD	1,269,388	HUF	433,259,000	State Street Bank And Trust Co	4/28/22	(30,910)
USD	4,028,851	IDR	57,854,300,000	HSBC Bank USA	4/28/22	4,564
USD	1,220,592	ILS	3,919,000	Bank Of America NA	4/28/22	(7,978)
USD	79,140,504	JPY	9,653,250,000	BNP Paribas	4/28/22	(190,812)
USD	2,148,145	JPY	261,000,000	HSBC Bank USA	4/28/22	3,222
USD	13,243,318	KRW	16,232,600,000	BNP Paribas	4/28/22	(113,936)
USD	3,097,997	MXN	62,139,000	Bank Of America NA	4/28/22	(13,011)
USD	3,654,216	MYR	15,408,000	Goldman Sachs Bank USA	4/28/22	(7,112)
USD	827,445	NOK	7,143,000	BNP Paribas	4/28/22	16,342
USD	1,537,678	NZD	2,210,000	BNP Paribas	4/28/22	6,603
USD	576,573	PEN	2,152,000	HSBC Bank USA	4/28/22	(7,252)
USD	2,507,140	PLN	10,754,000	State Street Bank And Trust Co	4/28/22	(46,435)
USD	6,507,305	SEK	61,272,000	State Street Bank And Trust Co	4/28/22	(12,153)
USD	2,702,940	SGD	3,671,000	State Street Bank And Trust Co	4/28/22	(5,306)
USD	4,887,347	THB	164,166,000	JPMorgan Chase Bank, N.A.	4/28/22	(48,284)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,858,173)

Unrealized Appreciation						283,596
Unrealized Depreciation						(3,141,769)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,273,472 or 12.1% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $363,608.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	4,534,506	68,745,518	56,858,824	1,294	-	-	16,421,200	0.0%
Total	4,534,506	68,745,518	56,858,824	1,294	-	-	16,421,200

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Supranational Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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